UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate High Income Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 128.5%
Aerospace - 2.4%
BE Aerospace, Inc., 8.5%, 2018		$315,000	$350,044
Bombardier, Inc., 7.5%, 2018 (n)		405,000	460,687
Bombardier, Inc., 7.75%, 2020 (n)		95,000	110,200
CPI International, Inc., 8%, 2018		250,000	216,875
Hawker Beechcraft Acquisition Co. LLC, 10.5%, 2015 (a)		252,000	52,920
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	115,000	101,122
Huntington Ingalls Industries, Inc., 7.125%, 2021		$195,000	208,894

			$1,500,742
Apparel Manufacturers - 1.4%
Hanesbrands, Inc., 8%, 2016		$165,000	$183,562
Hanesbrands, Inc., 6.375%, 2020		100,000	104,500
Hanesbrands, Inc., FRN, 4.145%, 2014		131,000	130,987
Jones Group, Inc., 6.875%, 2019		115,000	111,119
Phillips-Van Heusen Corp., 7.375%, 2020		335,000	371,850

			$902,018
Asset-Backed & Securitized - 1.4%
Banc of America Commercial Mortgage, Inc., FRN, 6.254%, 2051 (z)		$450,000	$200,266
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049		275,000	78,266
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		112,378	108,444
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.743%, 2049		250,617	96,195
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.743%, 2049		404,598	129,442
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.058%, 2051		155,000	62,723
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.743%, 2049		1,169,622	165,465
Wachovia Bank Commercial Mortgage Trust, FRN, 5.683%, 2047		250,000	51,053
Wachovia Bank Commercial Mortgage Trust, FRN, 5.743%, 2047		175,000	29,717

			$921,571
Automotive - 5.3%
Accuride Corp., 9.5%, 2018		$445,000	$471,700
Allison Transmission, Inc., 7.125%, 2019 (n)		245,000	252,350
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		200,000	202,000
Ford Motor Co., 7.45%, 2031		165,000	211,819
Ford Motor Credit Co. LLC, 8%, 2014		125,000	138,379
Ford Motor Credit Co. LLC, 12%, 2015		960,000	1,207,145
General Motors Financial Co., Inc., 6.75%, 2018		215,000	232,019
Goodyear Tire & Rubber Co., 7%, 2022		85,000	86,063
Jaguar Land Rover PLC, 8.125%, 2021 (n)		345,000	356,213
Lear Corp., 8.125%, 2020		190,000	214,225

			$3,371,913
Basic Industry - 0.4%
Trimas Corp., 9.75%, 2017		$215,000	$238,112

Broadcasting - 7.0%
Allbritton Communications Co., 8%, 2018		$255,000	$269,662
AMC Networks, Inc., 7.75%, 2021 (n)		136,000	151,640
Clear Channel Communications, Inc., 9%, 2021		223,000	205,160
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (z)		90,000	90,000
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (z)		10,000	10,000
Gray Television, Inc., 10.5%, 2015		130,000	137,312
Hughes Network Systems LLC, 7.625%, 2021		215,000	233,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Inmarsat Finance PLC, 7.375%, 2017 (n)	$330,000	$353,100
Intelsat Bermuda Ltd., 11.25%, 2017	400,000	412,500
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	185,000	190,550
Intelsat Jackson Holdings Ltd., 11.25%, 2016	280,000	296,100
LBI Media, Inc., 8.5%, 2017 (z)	150,000	49,500
Liberty Media Corp., 8.5%, 2029	215,000	217,150
Liberty Media Corp., 8.25%, 2030	15,000	15,150
LIN Television Corp., 8.375%, 2018	55,000	58,163
Local TV Finance LLC, 9.25%, 2015 (p)(z)	268,809	273,513
Newport Television LLC, 13%, 2017 (n)(p)	162,257	151,722
Nexstar Broadcasting Group, Inc., 8.875%, 2017	80,000	85,600
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	125,000	139,687
Sinclair Broadcast Group, Inc., 8.375%, 2018	40,000	43,500
SIRIUS XM Radio, Inc., 13%, 2013 (n)	110,000	125,263
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	220,000	249,700
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	170,000	186,150
Univision Communications, Inc., 6.875%, 2019 (n)	240,000	244,800
Univision Communications, Inc., 7.875%, 2020 (n)	150,000	159,750
Univision Communications, Inc., 8.5%, 2021 (n)	135,000	133,987

		$4,482,934
Brokerage & Asset Managers - 1.1%
E*TRADE Financial Corp., 7.875%, 2015	$260,000	$265,525
E*TRADE Financial Corp., 12.5%, 2017	365,000	425,225

		$690,750
Building - 2.2%
Associated Materials LLC, 9.125%, 2017	$50,000	$49,250
Building Materials Holding Corp., 6.875%, 2018 (n)	165,000	177,375
Building Materials Holding Corp., 7%, 2020 (n)	115,000	124,775
Building Materials Holding Corp., 6.75%, 2021 (n)	100,000	108,750
CEMEX S.A., 9.25%, 2020	375,000	341,250
Masonite International Corp., 8.25%, 2021 (n)	130,000	139,425
Nortek, Inc., 10%, 2018	120,000	126,300
Nortek, Inc., 8.5%, 2021	245,000	237,038
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)	77,000	82,583

		$1,386,746
Business Services - 2.1%
Ceridian Corp., 12.25%, 2015 (p)	$165,000	$158,606
iGate Corp., 9%, 2016	289,000	314,287
Interactive Data Corp., 10.25%, 2018	275,000	310,062
Iron Mountain, Inc., 8.375%, 2021	220,000	244,475
SunGard Data Systems, Inc., 10.25%, 2015	197,000	205,373
SunGard Data Systems, Inc., 7.375%, 2018	100,000	107,500

		$1,340,303
Cable TV - 6.1%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$60,000	$63,300
Cablevision Systems Corp., 8.625%, 2017	165,000	186,037
CCH II LLC, 13.5%, 2016	285,000	327,750
CCO Holdings LLC, 7.875%, 2018	355,000	387,837
CCO Holdings LLC, 8.125%, 2020	400,000	448,000
Cequel Communications Holdings, 8.625%, 2017 (n)	120,000	128,700
CSC Holdings LLC, 8.5%, 2014	255,000	283,050
DISH DBS Corp., 6.75%, 2021	105,000	116,550
EchoStar Corp., 7.125%, 2016	160,000	176,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Insight Communications Co., Inc., 9.375%, 2018 (n)		$200,000	$229,500
Mediacom LLC, 9.125%, 2019		205,000	223,962
ONO Finance ll PLC, 10.875%, 2019 (n)		150,000	135,375
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	134,895
UPCB Finance III Ltd., 6.625%, 2020 (n)		$354,000	364,620
Videotron Ltee, 6.875%, 2014		67,000	67,251
Videotron Ltee, 5%, 2022 (z)		65,000	65,000
Virgin Media Finance PLC, 9.5%, 2016		200,000	228,000
Virgin Media Finance PLC, 5.25%, 2022		200,000	204,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	85,000	119,757

			$3,890,384
Chemicals - 5.2%
Celanese U.S. Holdings LLC, 6.625%, 2018		$335,000	$366,825
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		465,000	481,275
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		60,000	58,800
Huntsman International LLC, 8.625%, 2021		235,000	265,550
INEOS Finance PLC, 8.375%, 2019 (z)		200,000	212,500
INEOS Group Holdings PLC, 8.5%, 2016 (n)		85,000	77,563
Lyondell Chemical Co., 8%, 2017		34,000	37,995
Lyondell Chemical Co., 11%, 2018		439,476	481,776
LyondellBasell Industries, Inc., 6%, 2021 (n)		275,000	301,812
Momentive Performance Materials, Inc., 12.5%, 2014		505,000	539,087
Momentive Performance Materials, Inc., 11.5%, 2016		260,000	218,400
Polypore International, Inc., 7.5%, 2017		255,000	267,113

			$3,308,696
Computer Software - 1.0%
Lawson Software, Inc., 11.5%, 2018 (n)		$300,000	$313,500
Syniverse Holdings, Inc., 9.125%, 2019		275,000	299,750

			$613,250
Computer Software - Systems - 1.6%
Audatex North America, Inc., 6.75%, 2018 (n)		$140,000	$145,775
CDW LLC/CDW Finance Corp., 12.535%, 2017		95,000	103,550
CDW LLC/CDW Finance Corp., 8.5%, 2019		305,000	326,350
CDW LLC/CDW Finance Corp., 8.5%, 2019 (z)		65,000	69,550
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		350,000	386,750

			$1,031,975
Conglomerates - 2.1%
Amsted Industries, Inc., 8.125%, 2018 (n)		$330,000	$356,400
Dynacast International LLC, 9.25%, 2019 (z)		200,000	208,500
Griffon Corp., 7.125%, 2018		365,000	379,600
Tomkins LLC/Tomkins, Inc., 9%, 2018		373,000	412,165

			$1,356,665
Consumer Products - 1.5%
Easton-Bell Sports, Inc., 9.75%, 2016		$145,000	$160,950
Elizabeth Arden, Inc., 7.375%, 2021		220,000	237,050
Jarden Corp., 7.5%, 2020		195,000	213,281
Libbey Glass, Inc., 10%, 2015		131,000	140,661
Prestige Brands, Inc., 8.125%, 2020 (z)		20,000	21,900
Visant Corp., 10%, 2017		235,000	216,200

			$990,042
Consumer Services - 1.7%
Realogy Corp., 11.5%, 2017		$170,000	$155,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - continued
Service Corp. International, 6.75%, 2015	$25,000	$27,594
Service Corp. International, 7%, 2017	785,000	879,200

		$1,062,344
Containers - 2.7%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$200,000	$206,500
Ball Corp., 5%, 2022	134,000	137,015
Exopack Holding Corp., 10%, 2018	155,000	164,300
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	175,000	178,500
Greif, Inc., 6.75%, 2017	350,000	374,500
Reynolds Group, 8.75%, 2016 (n)	100,000	106,500
Reynolds Group, 7.125%, 2019 (n)	225,000	237,937
Reynolds Group, 9.875%, 2019 (z)	100,000	103,375
Reynolds Group, 8.25%, 2021 (n)	125,000	119,375
Sealed Air Corp., 8.125%, 2019 (n)	40,000	45,200
Sealed Air Corp., 8.375%, 2021 (n)	40,000	45,800

		$1,719,002
Defense Electronics - 0.7%
Ducommun, Inc., 9.75%, 2018	$166,000	$175,960
ManTech International Corp., 7.25%, 2018	145,000	151,163
MOOG, Inc., 7.25%, 2018	90,000	96,075

		$423,198
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$155,000	$155,000

Electronics - 1.0%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$220,000	$242,000
Freescale Semiconductor, Inc., 8.05%, 2020	85,000	84,150
Sensata Technologies B.V., 6.5%, 2019 (n)	305,000	322,537

		$648,687
Energy - Independent - 10.9%
ATP Oil & Gas Corp., 11.875%, 2015	$245,000	$159,250
Berry Petroleum Co., 10.25%, 2014	150,000	172,500
Bill Barrett Corp., 9.875%, 2016	160,000	176,800
BreitBurn Energy Partners LP, 8.625%, 2020	85,000	92,225
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	135,000	141,413
Carrizo Oil & Gas, Inc., 8.625%, 2018	195,000	202,800
Chaparral Energy, Inc., 8.875%, 2017	320,000	333,600
Chesapeake Energy Corp., 6.875%, 2020	100,000	105,000
Concho Resources, Inc., 8.625%, 2017	110,000	123,750
Concho Resources, Inc., 6.5%, 2022	225,000	249,750
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	210,000	204,750
Continental Resources, Inc., 8.25%, 2019	165,000	185,213
Denbury Resources, Inc., 8.25%, 2020	225,000	256,500
Energy XXI Gulf Coast, Inc., 9.25%, 2017	285,000	315,637
EXCO Resources, Inc., 7.5%, 2018	355,000	317,725
Harvest Operations Corp., 6.875%, 2017 (n)	345,000	364,406
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	70,000	77,000
Laredo Petroleum, Inc., 9.5%, 2019	170,000	187,425
LINN Energy LLC, 6.5%, 2019 (n)	100,000	102,000
LINN Energy LLC, 8.625%, 2020	55,000	61,050
LINN Energy LLC, 7.75%, 2021	174,000	187,050
Newfield Exploration Co., 6.625%, 2014	155,000	157,325
Newfield Exploration Co., 6.625%, 2016	90,000	92,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Newfield Exploration Co., 6.875%, 2020	$120,000	$129,600
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	602,000	627,585
Pioneer Natural Resources Co., 7.5%, 2020	200,000	247,154
QEP Resources, Inc., 6.875%, 2021	410,000	453,050
Quicksilver Resources, Inc., 9.125%, 2019	42,000	42,315
Range Resources Corp., 8%, 2019	185,000	206,275
SandRidge Energy, Inc., 8%, 2018 (n)	425,000	439,875
SM Energy Co., 6.5%, 2021 (n)	170,000	183,600
Swift Energy Co., 7.875%, 2022 (n)	115,000	120,175
Whiting Petroleum Corp., 6.5%, 2018	215,000	231,394

		$6,946,442
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$100,000	$109,000

Engineering - Construction - 0.3%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$185,000	$188,700

Entertainment - 1.5%
AMC Entertainment, Inc., 8.75%, 2019	$210,000	$218,925
AMC Entertainment, Inc., 9.75%, 2020	210,000	196,350
Cinemark USA, Inc., 8.625%, 2019	380,000	422,750
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	90,000	99,000

		$937,025
Financial Institutions - 7.0%
Ally Financial, Inc., 5.5%, 2017	$280,000	$283,591
CIT Group, Inc., 5.25%, 2014 (n)	250,000	255,625
CIT Group, Inc., 7%, 2017	1,195,000	1,195,000
CIT Group, Inc., 6.625%, 2018 (n)	274,000	295,235
CIT Group, Inc., 5.5%, 2019 (z)	280,000	285,950
Credit Acceptance Corp., 9.125%, 2017	135,000	143,775
Credit Acceptance Corp., 9.125%, 2017 (z)	55,000	58,438
GMAC, Inc., 8%, 2031	35,000	39,069
Icahn Enterprises LP, 8%, 2018 (z)	143,000	151,580
International Lease Finance Corp., 8.75%, 2017	225,000	254,250
International Lease Finance Corp., 7.125%, 2018 (n)	246,000	275,520
Nationstar Mortgage LLC, 10.875%, 2015	465,000	483,600
PHH Corp., 9.25%, 2016	115,000	115,575
SLM Corp., 8.45%, 2018	80,000	89,600
SLM Corp., 8%, 2020	460,000	506,000
SLM Corp., 7.25%, 2022	55,000	58,094

		$4,490,902
Food & Beverages - 2.6%
ARAMARK Corp., 8.5%, 2015	$430,000	$441,292
B&G Foods, Inc., 7.625%, 2018	220,000	238,425
Constellation Brands, Inc., 7.25%, 2016	180,000	203,400
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)	105,000	108,413
Pinnacle Foods Finance LLC, 9.25%, 2015	330,000	339,075
Pinnacle Foods Finance LLC, 10.625%, 2017	65,000	68,697
Pinnacle Foods Finance LLC, 8.25%, 2017	50,000	54,125
TreeHouse Foods, Inc., 7.75%, 2018	215,000	235,425

		$1,688,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 2.0%
Boise, Inc., 8%, 2020		$225,000	$246,937
Cascades, Inc., 7.75%, 2017		205,000	210,125
Georgia-Pacific Corp., 8%, 2024		115,000	148,866
Graphic Packaging Holding Co., 7.875%, 2018		125,000	137,500
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		40,000	30,100
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	172,266
Tembec Industries, Inc., 11.25%, 2018		$135,000	145,125
Tembec Industries, Inc., 11.25%, 2018 (z)		15,000	16,125
Xerium Technologies, Inc., 8.875%, 2018		215,000	192,963

			$1,300,007
Gaming & Lodging - 6.3%
Boyd Gaming Corp., 7.125%, 2016		$270,000	$259,200
Caesars Operating Escrow LLC, 8.5%, 2020 (z)		60,000	61,200
Firekeepers Development Authority, 13.875%, 2015 (n)		335,000	375,619
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		695,000	434
GWR Operating Partnership LLP, 10.875%, 2017		135,000	151,200
Harrah’s Operating Co., Inc., 11.25%, 2017		365,000	399,675
Harrah’s Operating Co., Inc., 10%, 2018		164,000	125,050
Harrah’s Operating Co., Inc., 10%, 2018		170,000	131,325
Host Hotels & Resorts, Inc., 6.75%, 2016		195,000	201,581
MGM Mirage, 10.375%, 2014		40,000	45,500
MGM Mirage, 6.625%, 2015		70,000	70,875
MGM Mirage, 7.5%, 2016		35,000	35,613
MGM Resorts International, 11.375%, 2018		405,000	477,900
MGM Resorts International, 9%, 2020		170,000	189,975
Penn National Gaming, Inc., 8.75%, 2019		357,000	400,732
Pinnacle Entertainment, Inc., 8.75%, 2020		130,000	137,475
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		265,000	272,950
Wyndham Worldwide Corp., 6%, 2016		170,000	192,967
Wyndham Worldwide Corp., 7.375%, 2020		105,000	128,409
Wynn Las Vegas LLC, 7.75%, 2020		315,000	355,162

			$4,012,842
Industrial - 1.4%
Altra Holdings, Inc., 8.125%, 2016		$115,000	$124,487
Dematic S.A., 8.75%, 2016 (z)		200,000	207,000
Hillman Group, Inc., 10.875%, 2018		210,000	219,975
Hyva Global B.V., 8.625%, 2016 (n)		200,000	171,000
Mueller Water Products, Inc., 8.75%, 2020		158,000	176,960

			$899,422
Insurance - 1.8%
American International Group, Inc., 8.25%, 2018		$170,000	$203,619
American International Group, Inc., 8.175% to 2038, FRN to 2068		175,000	185,281
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		600,000	738,000

			$1,126,900
Insurance - Health - 0.3%
AMERIGROUP Corp., 7.5%, 2019		$155,000	$170,500

Insurance - Property & Casualty - 1.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$330,000	$430,650
USI Holdings Corp., 9.75%, 2015 (z)		320,000	320,800
XL Group PLC, 6.5% to 2017, FRN to 2049		475,000	402,563

			$1,154,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 2.1%
Case Corp., 7.25%, 2016	$90,000	$99,225
Case New Holland, Inc., 7.875%, 2017	525,000	616,875
CNH Capital LLC, 6.25%, 2016 (n)	65,000	69,875
Rental Service Corp., 9.5%, 2014	35,000	36,138
RSC Equipment Rental, Inc., 8.25%, 2021	240,000	254,400
UR Financing Escrow Corp., 5.75%, 2018 (z)	115,000	118,163
UR Financing Escrow Corp., 7.625%, 2022 (z)	117,000	121,095

		$1,315,771
Major Banks - 0.9%
Bank of America Corp., 5.65%, 2018	$175,000	$181,560
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	100,000	80,250
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	365,000	302,037

		$563,847
Medical & Health Technology & Services - 7.1%
Biomet, Inc., 10.375%, 2017 (p)	$85,000	$92,544
Biomet, Inc., 11.625%, 2017	435,000	474,694
Davita, Inc., 6.375%, 2018	440,000	466,400
Davita, Inc., 6.625%, 2020	145,000	155,512
Emdeon, Inc., 11%, 2019 (n)	95,000	106,400
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	190,575
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (z)	85,000	90,525
HCA, Inc., 8.5%, 2019	665,000	744,800
HCA, Inc., 7.5%, 2022	185,000	200,262
HCA, Inc., 5.875%, 2022	85,000	87,125
HealthSouth Corp., 8.125%, 2020	390,000	428,756
Physio-Control International, Inc., 9.875%, 2019 (z)	135,000	141,750
Teleflex, Inc., 6.875%, 2019	275,000	296,313
Tenet Healthcare Corp., 9.25%, 2015	140,000	155,400
United Surgical Partners International, Inc., 8.875%, 2017	95,000	99,156
United Surgical Partners International, Inc., 9.25%, 2017 (p)	125,000	129,688
Universal Health Services, Inc., 7%, 2018	130,000	139,100
Universal Hospital Services, Inc., 8.5%, 2015 (p)	400,000	412,000
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,315
Vanguard Health Systems, Inc., 8%, 2018	105,000	110,513

		$4,522,828
Metals & Mining - 3.4%
AK Steel Corp., 7.625%, 2020	$140,000	$140,875
Arch Coal, Inc., 7.25%, 2020	110,000	109,725
Cloud Peak Energy, Inc., 8.25%, 2017	415,000	443,012
Cloud Peak Energy, Inc., 8.5%, 2019	225,000	244,687
Consol Energy, Inc., 8%, 2017	170,000	184,875
Consol Energy, Inc., 8.25%, 2020	110,000	119,900
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	50,000	52,750
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	245,000	270,725
Peabody Energy Corp., 7.375%, 2016	350,000	395,500
Peabody Energy Corp., 6%, 2018 (n)	110,000	115,225
Peabody Energy Corp., 6.25%, 2021 (n)	110,000	115,225

		$2,192,499
Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$185,000	$190,550
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	105,000	92,925

		$283,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - 3.3%
Atlas Pipeline Partners LP, 8.75%, 2018		$200,000	$214,000
Atlas Pipeline Partners LP/Finance Corp., 8.75%, 2018 (n)		80,000	85,200
Colorado Interstate Gas Co., 6.8%, 2015		91,000	105,350
Crosstex Energy, Inc., 8.875%, 2018		270,000	292,950
El Paso Corp., 7%, 2017		185,000	206,726
El Paso Corp., 7.75%, 2032		395,000	470,326
Energy Transfer Equity LP, 7.5%, 2020		290,000	332,050
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066		249,000	269,545
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		67,000	71,690
Rockies Express Pipeline, 5.625%, 2020 (n)		88,000	79,200

			$2,127,037
Network & Telecom - 2.8%
Cincinnati Bell, Inc., 8.75%, 2018		$200,000	$190,500
Citizens Communications Co., 9%, 2031		110,000	107,250
Eileme 2 AB, 11.62%, 2020 (n)		200,000	210,000
Frontier Communications Corp., 8.125%, 2018		225,000	242,438
Qwest Communications International, Inc., 7.125%, 2018 (n)		315,000	337,050
Qwest Corp., 7.5%, 2014		145,000	161,028
Windstream Corp., 8.125%, 2018		45,000	49,275
Windstream Corp., 7.75%, 2020		375,000	409,687
Windstream Corp., 7.75%, 2021		100,000	109,250

			$1,816,478
Oil Services - 1.2%
Chesapeake Energy Corp., 6.625%, 2019 (n)		$85,000	$86,700
Dresser-Rand Group, Inc., 6.5%, 2021 (n)		35,000	36,663
Edgen Murray Corp., 12.25%, 2015		165,000	168,300
Expro Finance Luxembourg, 8.5%, 2016 (n)		190,000	170,525
Pioneer Drilling Co., 9.875%, 2018 (n)		35,000	37,450
Pioneer Drilling Co., 9.875%, 2018		230,000	246,100
Unit Corp., 6.625%, 2021		50,000	51,188

			$796,926
Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp., 10.25%, 2039		$220,000	$229,350
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		125,000	128,461
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		210,000	179,655
Santander UK PLC, 8.963% to 2030, FRN to 2049		478,000	477,403

			$1,014,869
Pharmaceuticals - 0.9%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	200,000	$286,444
Endo Pharmaceuticals Holdings, Inc., 7%, 2019		$70,000	77,000
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (z)		65,000	66,300
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		125,000	126,719

			$556,463
Pollution Control - 0.3%
WCA Waste Corp., 7.5%, 2019 (n)		$170,000	$172,125

Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)		$28,207	$21,719
Morris Publishing Group LLC, 10%, 2014		73,820	67,361
Nielsen Finance LLC, 11.5%, 2016		97,000	112,277
Nielsen Finance LLC, 7.75%, 2018		165,000	183,563

			$384,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$90,000	$97,200

Real Estate - 1.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$180,000	$207,900
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	80,000	75,800
Entertainment Properties Trust, REIT, 7.75%, 2020	200,000	213,582
Kennedy Wilson, Inc., 8.75%, 2019	75,000	77,438
MPT Operating Partnership LP, REIT, 6.875%, 2021	150,000	159,469
MPT Operating Partnership LP, REIT, 6.375%, 2022	70,000	72,275

		$806,464
Retailers - 3.5%
Academy Ltd., 9.25%, 2019 (n)	$140,000	$141,400
Burlington Coat Factory Warehouse Corp., 10%, 2019	210,000	215,512
J. Crew Group, Inc., 8.125%, 2019	145,000	145,181
Limited Brands, Inc., 6.9%, 2017	125,000	139,375
Limited Brands, Inc., 6.95%, 2033	175,000	169,750
Neiman Marcus Group, Inc., 10.375%, 2015	255,000	265,521
QVC, Inc., 7.375%, 2020 (n)	125,000	138,437
Rite Aid Corp., 9.375%, 2015	105,000	108,150
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	110,000	118,250
Toys “R” Us Property Co. II LLC, 8.5%, 2017	330,000	348,975
Toys “R” Us, Inc., 10.75%, 2017	280,000	310,450
Yankee Acquisition Corp., 8.5%, 2015	45,000	46,069
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	90,000	87,188

		$2,234,258
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$70,000	$74,900

Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$125,000	$132,488
Michaels Stores, Inc., 7.75%, 2018	155,000	163,912

		$296,400
Telecommunications - Wireless - 4.7%
Clearwire Corp., 12%, 2015 (n)	$320,000	$311,200
Cricket Communications, Inc., 7.75%, 2016	135,000	143,775
Cricket Communications, Inc., 7.75%, 2020	220,000	218,900
Crown Castle International Corp., 9%, 2015	215,000	237,037
Crown Castle International Corp., 7.125%, 2019	345,000	377,775
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	249,100
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	109,000
MetroPCS Wireless, Inc., 7.875%, 2018	155,000	166,238
MetroPCS Wireless, Inc., 6.625%, 2020	40,000	41,200
Sprint Capital Corp., 6.875%, 2028	140,000	109,200
Sprint Nextel Corp., 6%, 2016	205,000	186,550
Sprint Nextel Corp., 8.375%, 2017	310,000	303,800
Sprint Nextel Corp., 9%, 2018 (n)	100,000	111,500
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	250,000	256,250
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	210,000	204,750

		$3,026,275
Telephone Services - 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$100,000	$105,250
Level 3 Financing, Inc., 9.375%, 2019	155,000	171,275
Level 3 Financing, Inc., 8.625%, 2020 (z)	80,000	85,400

		$361,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$81,000	$67,230

Transportation - Services - 3.3%
ACL I Corp., 10.625%, 2016 (n)(p)	$188,684	$179,473
Aguila American Resources Ltd., 7.875%, 2018 (n)	300,000	315,375
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	93,177	88,518
Avis Budget Car Rental LLC , 9.75%, 2020	95,000	104,025
CEVA Group PLC, 8.375%, 2017 (z)	215,000	214,463
Commercial Barge Line Co., 12.5%, 2017	355,000	395,381
Hertz Corp., 7.5%, 2018	130,000	140,237
Navios Maritime Acquisition Corp., 8.625%, 2017	260,000	216,450
Navios Maritime Holdings, Inc., 8.875%, 2017	125,000	123,750
Swift Services Holdings, Inc., 10%, 2018	275,000	300,781

		$2,078,453
Utilities - Electric Power - 6.5%
AES Corp., 8%, 2017	$390,000	$449,475
Atlantic Power Corp., 9%, 2018 (z)	115,000	117,300
Calpine Corp., 8%, 2016 (n)	415,000	451,312
Calpine Corp., 7.875%, 2020 (n)	215,000	237,575
Covanta Holding Corp., 7.25%, 2020	220,000	234,693
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	135,000	153,900
Edison Mission Energy, 7%, 2017	265,000	177,550
EDP Finance B.V., 6%, 2018 (n)	315,000	268,141
Enel Finance International S.A., 6%, 2039 (n)	100,000	91,451
Energy Future Holdings Corp., 10%, 2020	270,000	291,937
Energy Future Holdings Corp., 10%, 2020	590,000	640,888
Energy Future Holdings Corp., 11.75%, 2022 (z)	95,000	97,375
GenOn Energy, Inc., 9.5%, 2018	75,000	71,625
GenOn Energy, Inc., 9.875%, 2020	475,000	445,313
NRG Energy, Inc., 7.375%, 2017	105,000	108,938
NRG Energy, Inc., 8.25%, 2020	200,000	202,500
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	84,375

		$4,124,348
Total Bonds		$81,973,628

Preferred Stocks - 0.8%
Other Banks & Diversified Financials - 0.8%
Ally Financial, Inc., 7% (z)	100	$86,769
Ally Financial, Inc., “A”, 8.5%	12,260	272,540
GMAC Capital Trust I, 8.125%	5,675	133,249
Total Preferred Stocks		$492,558

Common Stocks - 0.3%
Automotive - 0.1%
Accuride Corp. (a)	4,099	$32,587

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	30	$84,000

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	7,229	$85,953
Quad/Graphics, Inc.	31	464

		$86,417

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			790	$28,243
Total Common Stocks				$231,247

Floating Rate Loans (g)(r) - 0.3%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014			$103,344	$78,197

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017			$80,705	$73,375

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., CoalCo. Term Loan, 9.25%, 2016			$23,072	$22,845
Dynegy Holdings, Inc., GasCo. Term Loan, 9.25%, 2016			34,608	35,525

				$58,370
Total Floating Rate Loans				$209,942

Convertible Bonds - 0.3%
Network & Telecom - 0.3%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$180,000	$177,300

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%			2,910	$124,228
	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	27	$75,600

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			1,521,792	$1,521,792
Total Investments				$84,806,295

Other Assets, Less Liabilities - (32.9)%				(21,012,450)
Net Assets - 100.0%				$63,793,845

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $19,233,279 representing 30.1% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$93,750	$86,769
American Media, Inc., 13.5%, 2018	12/22/10	28,612	21,719
Ardagh Packaging Finance PLC, 9.125%, 2020	1/20/12	196,277	206,500
Atlantic Power Corp., 9%, 2018	10/26/11-1/09/12	113,171	117,300
Banc of America Commercial Mortgage, Inc., FRN, 6.254%, 2051	6/19/08	329,113	200,266
BreitBurn Energy Partners LP, 7.875%, 2022	1/10/12	133,868	141,413
CDW LLC/CDW Finance Corp., 8.5%, 2019	2/02/12	67,833	69,550
CEVA Group PLC, 8.375%, 2017	1/27/12	212,605	214,463
CIT Group, Inc., 5.5%, 2019	2/02/12	280,000	285,950
Caesars Operating Escrow LLC, 8.5%, 2020	2/09/12	60,000	61,200
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	2/29/12	90,000	90,000
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	2/29/12	10,000	10,000
Credit Acceptance Corp., 9.125%, 2017	2/28/11	57,843	58,438
Dematic S.A., 8.75%, 2016	4/19/11	202,577	207,000
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	202,421	208,500
Energy Future Holdings Corp., 11.75%, 2022	2/01/12-2/03/12	94,386	97,375
Fresenius Medical Care Capital Trust III, 5.625%, 2019	1/17/12	85,000	90,525
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	109,115	108,444
Heckler & Koch GmbH, 9.5%, 2018	5/10/11	162,736	101,122
INEOS Finance PLC, 8.375%, 2019	2/06/12	206,709	212,500
Icahn Enterprises LP, 8%, 2018	1/06/12-1/27/12	146,718	151,580
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12-1/31/12	105,140	108,413
LBI Media, Inc., 8.5%, 2017	7/18/07	148,405	49,500
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	80,099	85,400
Local TV Finance LLC, 9.25%, 2015	5/02/07-2/16/11	269,801	273,513
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11-8/15/11	32,986	30,100
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	136,863	141,750
Prestige Brands, Inc., 8.125%, 2020	1/24/12	20,000	21,900
Reynolds Group, 9.875%, 2019	2/09/12	100,000	103,375
Tembec Industries, Inc., 11.25%, 2018	2/17/12	15,823	16,125
UR Financing Escrow Corp., 5.75%, 2018	2/24/12	115,000	118,163
UR Financing Escrow Corp., 7.625%, 2022	2/24/12	117,000	121,095
USI Holdings Corp., 9.75%, 2015	4/26/07-9/13/07	318,061	320,800
Valeant Pharmaceuticals International, Inc., 6.5%, 2016	2/28/12	66,706	66,300
Videotron Ltee, 5%, 2022	2/29/12	65,000	65,000
Total Restricted Securities			$4,262,048
% of Net assets			6.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 2/29/12

Forward Foreign Currency Exchange Contracts at 2/29/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Barclays Bank PLC	310,638	4/12/12	$395,436	$413,933	$(18,497)
SELL	EUR	Credit Suisse Group	310,638	4/12/12	395,403	413,933	(18,530)

							$(37,027)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$563,068	$274,612	$85,953	$923,633
Corporate Bonds	—	69,762,750	—	69,762,750
Commercial Mortgage-Backed Securities	—	813,127	—	813,127
Asset-Backed Securities (including CDOs)	—	108,444	—	108,444
Foreign Bonds	—	11,466,607	—	11,466,607
Floating Rate Loans	—	209,942	—	209,942
Mutual Funds	1,521,792	—	—	1,521,792
Total Investments	$2,084,860	$82,635,482	$85,953	$84,806,295

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(37,027)	$—	$(37,027)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/11	$85,953
Change in unrealized appreciation (depreciation)	0
Balance as of 2/29/2012	$85,953

The net change in unrealized appreciation (depreciation) from investments held as level 3 at February 29, 2012 is $0.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$84,117,520
Gross unrealized appreciation	$4,389,747
Gross unrealized depreciation	(3,700,972)
Net unrealized appreciation (depreciation)	$688,775

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
	961,314	5,150,739	(4,590,261)	1,521,792

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
	$—	$—	$393	$1,521,792

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.